Employee Stock Ownership Plans ESOP - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Unallocated shares in ESOP	3	5
ESOP related expenses	$ 5	$ 14	$ 15
Payments to ESOP	$ 10	$ 6	$ 23